Debt and Convertible Loan Payable - Schedule of Debt Issue Costs (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt discount, beginning of period
Additional debt discount		20,000
Amortization of debt discount		(20,000)
Debt discount, end of period